Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
IDX Alternative FIAT ETF
Shareholder Report [Line Items]
Fund Name	IDX Alternative FIAT ETF
Class Name	IDX Alternative FIAT ETF
Trading Symbol	GLDB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Alternative FIAT ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxshares.com/gldb/ or (844) 456-4545.
Additional Information Phone Number	(844) 456-4545
Additional Information Website	https://idxshares.com/gldb/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IDX Alternative FIAT ETF	$46.77	0.95%
*	Annualized

Expenses Paid, Amount	$ 46.77
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 45,480,799
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 143,606
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Net Assets	$45,480,799
Number of Holdings	5
Total Advisory Fee	$143,606
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Top Holdings
First American Government Obligations Fund, Class X	75.05%
SPDR Gold MiniShares Trust	0.48%
iShares Silver Trust	0.26%
iShares Bitcoin Trust ETF	0.19%
iShares Ethereum Trust ETF	0.11%

IDX DYNAMIC FIXED INCOME ETF
Shareholder Report [Line Items]
Fund Name	IDX Dynamic Fixed Income ETF
Class Name	IDX Dynamic Fixed Income ETF
Trading Symbol	DYFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Dynamic Fixed Income ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxshares.com/dyfi/ or (844) 456-4545.
Additional Information Phone Number	(844) 456-4545
Additional Information Website	https://idxshares.com/dyfi/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IDX Dynamic Fixed Income ETF	$34.57	0.70%
*	Annualized.

Expenses Paid, Amount	$ 34.57
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 54,977,441
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 199,781
Investment Company, Portfolio Turnover	95.51%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Net Assets	$54,977,441
Number of Holdings	10
Total Advisory Fee	$199,781
Portfolio Turnover Rate	95.51%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Top Holdings
PIMCO Multisector Bond Active ETF	17.65%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	14.99%
VanEck Fallen Angel High Yield Bond ETF	12.74%
iShares 1-3 Year Treasury Bond ETF	10.00%
iShares 7-10 Year Treasury Bond ETF	9.99%
Simplify MBS ETF	9.95%
iShares 3-7 Year Treasury Bond ETF	8.00%
iShares 1-5 Year Investment Grade Corporate Bond ETF	6.01%
iShares iBoxx USD High Yield Corporate Bond ETF	5.06%
Janus Henderson AAA CLO ETF	4.98%

[1]	Annualized
[2]	Annualized.